VY T Rowe Price Diversified Mid Cap Growth Portfolio Investment Strategy - VY T Rowe Price Diversified Mid Cap Growth Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400® Index (the “Indices”) at the time of purchase. The market capitalization of companies within the Indices will change with market conditions. As of December 31, 2024, the market capitalization of companies within the Russell Midcap® Growth Index ranged from $1.7 billion to $172.2 billion and the market capitalization of companies within the S&P MidCap 400® Index ranged from $2.3 billion to $75.2 billion. The sub-adviser (the “Sub-Adviser”) focuses on mid-capitalization companies whose earnings are expected to grow at a rate faster than the average company. The Portfolio may on occasion purchase a stock with a market capitalization that is outside of the mid-capitalization range. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase stock of a company it holds just because the company's market capitalization grows or falls outside of the index ranges. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage. Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate, are also considered. The Portfolio typically limits holdings of high-yielding stocks, but the payment of dividends – even above-average dividends – does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields. In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign (non-U.S.) stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio's investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio's foreign (non-U.S.) holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the industrials and technology-related sectors. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder, in affiliated and internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign (non-U.S.) dollar currencies. The Sub-Adviser integrates environmental, social, and governance (“ESG”) factors into its investment research process for certain investments. While ESG factors vary widely, the Sub-Adviser generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Portfolio’s portfolio. The Sub-Adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio. The Sub-Adviser may sell assets for a variety of reasons, including in response to a change in the Sub-Adviser’s original investment considerations, to limit losses, to adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.